Credit risk management - Credit quality of gross credit risk exposures (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Credit risk management
Total on and off balance sheet gross credit quality exposure	$ 1,204,279	$ 1,172,004
Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	775,432	752,404
Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	388,919	384,847
Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	39,928	34,753
Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	566,081	547,074
Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	336,029	319,361
Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	204,258	205,765
Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	25,794	21,948
Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	11,238	12,379
Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,208	4,413
Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,079	6,899
Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	951	1,067
Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	234,016	218,234
Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	101,083	93,741
Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	123,155	115,911
Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,778	8,582
Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	103,441	74,890
Investment securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	102,721	73,963
Investment securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	51
Investment securities | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	649	876
Investment securities measured at amortised cost
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,172	1,438
Investment securities measured at amortised cost | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	452	511
Investment securities measured at amortised cost | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	51
Investment securities measured at amortised cost | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	649	876
All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	77,392	113,276
All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	76,264	112,482
All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	899	597
All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	229	197
Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	212,111	206,151
Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	155,127	148,444
Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	54,457	55,624
Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,527	2,083
Performing - Stage 1
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,001,288	970,971
Performing - Stage 1 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	716,625	700,129
Performing - Stage 1 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	281,313	267,446
Performing - Stage 1 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,350	3,396
Performing - Stage 1 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	472,582	451,283
Performing - Stage 1 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	311,054	291,914
Performing - Stage 1 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	159,016	156,836
Performing - Stage 1 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,512	2,533
Performing - Stage 1 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,549	10,667
Performing - Stage 1 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,104	4,318
Performing - Stage 1 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,254	6,097
Performing - Stage 1 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	191	252
Performing - Stage 1 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	157,769	143,811
Performing - Stage 1 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	81,696	80,177
Performing - Stage 1 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	75,873	63,434
Performing - Stage 1 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	200	200
Performing - Stage 1 | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	102,721	73,963
Performing - Stage 1 | Investment securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	102,721	73,963
Performing - Stage 1 | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	77,392	113,276
Performing - Stage 1 | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	76,264	112,482
Performing - Stage 1 | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	899	597
Performing - Stage 1 | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	229	197
Performing - Stage 1 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	181,275	177,971
Performing - Stage 1 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	140,786	137,275
Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	40,271	40,482
Performing - Stage 1 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	218	214
Performing - Stage 2
Credit risk management
Total on and off balance sheet gross credit quality exposure	192,236	192,324
Performing - Stage 2 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	58,807	52,275
Performing - Stage 2 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	107,606	117,401
Performing - Stage 2 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	25,823	22,648
Performing - Stage 2 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	86,606	90,554
Performing - Stage 2 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	24,975	27,447
Performing - Stage 2 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	45,242	48,929
Performing - Stage 2 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	16,389	14,178
Performing - Stage 2 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,499	1,520
Performing - Stage 2 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	104	95
Performing - Stage 2 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	825	802
Performing - Stage 2 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	570	623
Performing - Stage 2 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	73,016	71,509
Performing - Stage 2 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	19,387	13,564
Performing - Stage 2 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	47,282	52,477
Performing - Stage 2 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,347	5,468
Performing - Stage 2 | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	720	927
Performing - Stage 2 | Investment securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	51
Performing - Stage 2 | Investment securities | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	649	876
Performing - Stage 2 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	30,395	27,814
Performing - Stage 2 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	14,341	11,169
Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	14,186	15,142
Performing - Stage 2 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,868	1,503
Non-performing - Stage 3
Credit risk management
Total on and off balance sheet gross credit quality exposure	10,755	8,709
Non-performing - Stage 3 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	10,755	8,709
Non-performing - Stage 3 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,893	5,237
Non-performing - Stage 3 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,893	5,237
Non-performing - Stage 3 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	190	192
Non-performing - Stage 3 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	190	192
Non-performing - Stage 3 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,231	2,914
Non-performing - Stage 3 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,231	2,914
Non-performing - Stage 3 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	441	366
Non-performing - Stage 3 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	441	366
Parent Entity
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,117,327	1,085,534
Parent Entity | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	778,955	754,502
Parent Entity | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	303,331	300,991
Parent Entity | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	35,041	30,041
Parent Entity | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	503,560	485,780
Parent Entity | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	328,998	312,335
Parent Entity | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	150,623	153,094
Parent Entity | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	23,939	20,351
Parent Entity | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	10,179	11,293
Parent Entity | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,813	3,999
Parent Entity | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,496	6,317
Parent Entity | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	870	977
Parent Entity | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	200,242	184,761
Parent Entity | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	88,495	80,876
Parent Entity | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	103,916	97,094
Parent Entity | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,831	6,791
Parent Entity | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	95,417	67,308
Parent Entity | Investment securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	95,346	67,257
Parent Entity | Investment securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	51
Parent Entity | Investment securities measured at amortised cost | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	51
Parent Entity | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	120,067	155,579
Parent Entity | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	119,265	155,014
Parent Entity | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	731	515
Parent Entity | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	50
Parent Entity | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	187,862	180,813
Parent Entity | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	143,038	135,021
Parent Entity | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	42,494	43,920
Parent Entity | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,330	1,872
Parent Entity | Performing - Stage 1
Credit risk management
Total on and off balance sheet gross credit quality exposure	940,675	912,362
Parent Entity | Performing - Stage 1 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	722,328	704,045
Parent Entity | Performing - Stage 1 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	215,530	205,446
Parent Entity | Performing - Stage 1 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,817	2,871
Parent Entity | Performing - Stage 1 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	423,741	404,281
Parent Entity | Performing - Stage 1 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	304,169	285,019
Parent Entity | Performing - Stage 1 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	117,339	117,007
Parent Entity | Performing - Stage 1 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,233	2,255
Parent Entity | Performing - Stage 1 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	8,748	9,845
Parent Entity | Performing - Stage 1 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,721	3,917
Parent Entity | Performing - Stage 1 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,849	5,692
Parent Entity | Performing - Stage 1 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	178	236
Parent Entity | Performing - Stage 1 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	132,355	119,320
Parent Entity | Performing - Stage 1 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	70,448	68,229
Parent Entity | Performing - Stage 1 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	61,784	50,967
Parent Entity | Performing - Stage 1 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	123	124
Parent Entity | Performing - Stage 1 | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	95,346	67,257
Parent Entity | Performing - Stage 1 | Investment securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	95,346	67,257
Parent Entity | Performing - Stage 1 | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	120,067	155,579
Parent Entity | Performing - Stage 1 | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	119,265	155,014
Parent Entity | Performing - Stage 1 | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	731	515
Parent Entity | Performing - Stage 1 | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	50
Parent Entity | Performing - Stage 1 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	160,418	156,080
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	129,379	124,609
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	30,827	31,265
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	212	206
Parent Entity | Performing - Stage 2
Credit risk management
Total on and off balance sheet gross credit quality exposure	166,932	165,314
Parent Entity | Performing - Stage 2 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	56,627	50,457
Parent Entity | Performing - Stage 2 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	87,801	95,545
Parent Entity | Performing - Stage 2 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	22,504	19,312
Parent Entity | Performing - Stage 2 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	73,584	76,745
Parent Entity | Performing - Stage 2 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	24,829	27,316
Parent Entity | Performing - Stage 2 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	33,284	36,087
Parent Entity | Performing - Stage 2 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	15,471	13,342
Parent Entity | Performing - Stage 2 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,251	1,268
Parent Entity | Performing - Stage 2 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	92	82
Parent Entity | Performing - Stage 2 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	647	625
Parent Entity | Performing - Stage 2 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	512	561
Parent Entity | Performing - Stage 2 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	64,993	62,860
Parent Entity | Performing - Stage 2 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	18,047	12,647
Parent Entity | Performing - Stage 2 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	42,132	46,127
Parent Entity | Performing - Stage 2 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,814	4,086
Parent Entity | Performing - Stage 2 | Investment securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	51
Parent Entity | Performing - Stage 2 | Investment securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	71	51
Parent Entity | Performing - Stage 2 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	27,033	24,390
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	13,659	10,412
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	11,667	12,655
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,707	1,323
Parent Entity | Non-performing - Stage 3
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,720	7,858
Parent Entity | Non-performing - Stage 3 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,720	7,858
Parent Entity | Non-performing - Stage 3 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,235	4,754
Parent Entity | Non-performing - Stage 3 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,235	4,754
Parent Entity | Non-performing - Stage 3 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	180	180
Parent Entity | Non-performing - Stage 3 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	180	180
Parent Entity | Non-performing - Stage 3 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,894	2,581
Parent Entity | Non-performing - Stage 3 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,894	2,581
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	411	343
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	$ 411	$ 343